Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2014
Supplement [Text Block]	nf_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND

SUPPLEMENT DATED APRIL 17, 2015 TO

PROSPECTUS DATED JULY 31, 2014

1.	The second paragraph under “PRINCIPAL INVESTMENT STRATEGIES” on page 3 of the Prospectus is amended and restated as follows:

The Fund will be diversified among a number of asset classes, and its allocation will be based on an asset allocation framework developed by the Investment Policy Committee of The Northern Trust Company (“TNTC”) and NTI (TNTC and NTI are collectively referred to herein as “Northern Trust”). The Fund intends to invest indirectly, through Underlying Funds, in equity and fixed-income securities of both U.S. and non-U.S. corporate and governmental issuers. The asset classes in which the Fund invests include but are not limited to small-, mid- and large-capitalization common stocks; real estate securities; commodity-related securities; securities of foreign issuers, including emerging markets; and fixed-income securities, including high yield securities and money market instruments. The Fund also may invest directly in equity and fixed-income securities and money market instruments. In addition, the Fund also may invest directly in derivatives, including but not limited to forward currency exchange contracts, futures contracts and options on futures contracts, for hedging purposes.

2.	The following paragraphs are added under “PRINCIPAL RISKS” beginning on page 4 of the Prospectus:

COUNTERPARTY RISK is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

DERIVATIVES RISK is the risk that derivatives can be more sensitive to changes in interest rates and sudden fluctuations in market prices than conventional securities. Derivatives are also subject to liquidity and mispricing risks. Investments in derivative instruments, which may be leveraged, may result in losses exceeding the amounts invested. Derivatives are also subject to counterparty risk.

NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND

SUPPLEMENT DATED APRIL 17, 2015 TO

PROSPECTUS DATED JULY 31, 2014

1.	The second paragraph under “PRINCIPAL INVESTMENT STRATEGIES” on page 3 of the Prospectus is amended and restated as follows:

The Fund will be diversified among a number of asset classes, and its allocation will be based on an asset allocation framework developed by the Investment Policy Committee of The Northern Trust Company (“TNTC”) and NTI (TNTC and NTI are collectively referred to herein as “Northern Trust”). The Fund intends to invest indirectly, through Underlying Funds, in equity and fixed-income securities of both U.S. and non-U.S. corporate and governmental issuers. The asset classes in which the Fund invests include but are not limited to small-, mid- and large-capitalization common stocks; real estate securities; commodity-related securities; securities of foreign issuers, including emerging markets; and fixed-income securities, including high yield securities and money market instruments. The Fund also may invest directly in equity and fixed-income securities and money market instruments. In addition, the Fund also may invest directly in derivatives, including but not limited to forward currency exchange contracts, futures contracts and options on futures contracts, for hedging purposes.

2.	The following paragraphs are added under “PRINCIPAL RISKS” beginning on page 4 of the Prospectus:

COUNTERPARTY RISK is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

DERIVATIVES RISK is the risk that derivatives can be more sensitive to changes in interest rates and sudden fluctuations in market prices than conventional securities. Derivatives are also subject to liquidity and mispricing risks. Investments in derivative instruments, which may be leveraged, may result in losses exceeding the amounts invested. Derivatives are also subject to counterparty risk.